Convertible Debt - Summary of Convertible Debt (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total Convertible Debt at end of period	$ 88,526,371	$ 88,526,371	$ 100,877,838
Convertible debt
Disclosure of detailed information about borrowings [line items]
Principal of convertible note at beginning of period		100,000,000	0
Issuance of convertible notes		1,827,778	100,000,000
Principal of convertible note at end of period	101,827,778	101,827,778	100,000,000
Conversion feature at beginning of period		29,028,938	0
Conversion feature issued		0	27,681,043
Fair value (gain) loss on embedded derivative	(2,861,556)	(17,559,830)	1,347,895
Conversion feature at end of period	11,469,108	11,469,108	29,028,938
Debt component at beginning of period		71,848,900	0
Debt Component Issued		1,827,778	72,318,957
Transaction costs		0	(1,599,737)
Accrued interest paid in kind		(1,827,778)	0
Accrued interest expense	5,208,363	5,208,363	1,129,680
Debt component at end of period	77,057,263	77,057,263	71,848,900
Total Convertible Debt at end of period	$ 88,526,371	$ 88,526,371	$ 100,877,838